ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held-for-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets Held-for-Sale [Roll Forward]
Balance at beginning of period	$ 200	$ 0
Additions	3,339	14,701
Reclassifications	(120)	7,187
Sales	(2,774)	(21,688)
Balance at end of period	$ 645	$ 200